Annual Fund Operating Expenses - Hartford Schroders Diversified Emerging Markets Fund - Class SDR	Sep. 30, 2021
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	none
Other expenses	0.15%	[1]
Total annual fund operating expenses	0.99%
Fee waiver and/or expense reimbursement	0.10%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.89%	[2]

[1]	“Other expenses” are based on estimated amounts for the current fiscal year.
[2]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 0.89% (Class SDR). This contractual arrangement will remain in effect until September 30, 2022 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.